Consolidated Statement of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Service revenues	$ 5,135	$ 3,888	$ 2,914
Product sales	2,196	3,521	3,921
Total revenues	7,331	7,409	6,835
Costs and expenses:
Product costs	1,779	3,016	3,027
Operating and maintenance expenses	1,625	1,277	1,080
Depreciation and amortization expenses	1,702	1,151	791
Selling, general, and administrative expenses	684	633	519
Impairment of goodwill	1,098	0	0
Net insurance recoveries – Geismar Incident	(126)	(232)	(40)
Other (income) expense – net	186	(45)	51
Total costs and expenses	6,948	5,800	5,428
Operating income	383	1,609	1,407
Equity earnings (losses)	335	228	104
Impairment of equity-method investments	(1,359)	0	0
Other investing income (loss) – net	2	2	(1)
Interest incurred	(864)	(683)	(477)
Interest capitalized	53	121	90
Other income (expense) – net	93	36	26
Income (loss) before income taxes	(1,357)	1,313	1,149
Provision (benefit) for income taxes	1	29	30
Net income (loss)	(1,358)	1,284	1,119
Less: Net income attributable to noncontrolling interests	91	96	3
Net income (loss) attributable to controlling interests	(1,449)	1,188	1,116
Allocation of net income (loss) for calculation of earnings per common unit:
Net income (loss) attributable to controlling interests	(1,449)	1,188	1,116
Allocation of net income (loss) to general partner	384	756	505
Allocation of net income (loss) to Class B units	(46)	0	0
Allocation of net income (loss) to Class D units	68	73	0
Allocation of net income (loss) to common units	$ (1,855)	$ 359	$ 611
Diluted earnings (loss) per common unit
Net income (loss) per common unit	$ (3.27)	$ 0.99	$ 1.76
Weighted-average number of common units outstanding (thousands)	567,275	361,968	346,307
Diluted earnings (loss) per common unit
Diluted net income (loss) per common unit	$ (3.27)	$ 0.99	$ 1.76
Diluted weighted-average number of common units outstanding (thousands)	567,275	361,968	346,307
Cash distributions per common unit	$ 3.4000	$ 3.5995	$ 3.4800
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	$ 6	$ (1)	$ 1
Reclassifications into earnings of net derivative instruments (gain) loss	(7)	0	0
Foreign currency translation adjustments	(173)	(89)	(56)
Other comprehensive income (loss)	(174)	(90)	(55)
Comprehensive income (loss)	(1,532)	1,194	1,064
Less: Comprehensive income (loss) attributable to noncontrolling interests	91	96	3
Comprehensive income (loss) attributable to controlling interests	$ (1,623)	$ 1,098	$ 1,061